Sep. 20, 2021
ALPS Clean Energy ETF

ALPS ETF TRUST

ALPS CLEAN ENERGY ETF (NYSE ARCA: ACES)

SUPPLEMENT DATED SEPTEMBER 20, 2021

TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MARCH 31, 2021

The methodology of the Fund’s underlying index, the CIBC Atlas Clean Energy Index has changed. Therefore, the disclosures contained in the Summary Prospectus and Prospectus are modified as follows, effective immediately:

Summary Prospectus and Prospectus

The second sentence in the second paragraph in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the Summary Section of the Prospectus is hereby deleted and replaced with the following information:

In order to be eligible for inclusion in the Underlying Index’s Index Universe (defined below), a company’s stock must be traded on one or more major U.S. or Canadian securities exchanges, be based in the U.S. or in Canada, have a minimum float-adjusted market capitalization and minimum average daily trading value thresholds established by the index rulebook of at least $300 million, and have a minimum median average daily trading liquidity of greater than $3 million over the last 60 trading days prior to the selection date, and the company must derive a majority of its value from clean energy business segments (as defined above).

The first sentence in the third paragraph in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the Summary Section of the Prospectus is hereby deleted and replaced with the following information:

From the Index Universe, it is the intent of the Index Provider to include at least 30 stocks that meet the Index criteria.

Prospectus

The second sentence in the third paragraph in the section entitled “Index Description” in the Prospectus is hereby deleted and replaced with the following information:

In order to be eligible for inclusion in the Underlying Index’s Index Universe, a company’s stock must: be traded on one or more major U.S. or Canadian securities exchanges; be U.S. or Canadian based as determined by headquarters, asset base, customer base or any other criteria the Index Provider’s investment committee deems relevant; have a minimum float-adjusted market capitalization and minimum average daily trading value thresholds established by the index rulebook of at least $300 million, and have a minimum median average daily trading liquidity of greater than $3 million for the last 60 trading days prior to the selection date; and the company must derive a majority of its value from one or more clean energy business segments (as defined above).

The first sentence in the fourth paragraph in the section entitled “Index Description” in the Prospectus is hereby deleted and replaced with the following information:

From the Index Universe, it is the intent of the Index Provider to include at least 30 stocks that meet the Index criteria.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE